Interest and Finance Costs	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs
15.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive (loss)/income are analyzed as follows:

	Period ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Interest on long-term debt	$383,186	$719,105	$737,207
Amortization of deferred finance charges	94,789	119,731	137,112
Other finance charges	28,037	63,768	89,934
Total	$506,012	$902,604	$964,253